CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Revenues:
Total revenues	$ 91,701,000	$ 118,329,000	$ 108,768,000	$ 273,851,000	$ 514,021,000	$ 534,141,000
Operating expenses:
Cost of revenues	24,521,000	24,214,000	40,898,000	52,160,000	96,044,000	98,636,000
Content and software development	16,607,000	16,943,000	30,028,000	38,986,000	67,951,000	57,332,000
Selling and marketing	28,502,000	32,737,000	55,285,000	75,028,000	140,785,000	150,179,000
General and administrative	12,362,000	15,688,000	21,636,000	37,455,000	57,356,000	51,421,000
Recapitalization and transaction-related costs	1,932,000	16,376,000	15,928,000	32,099,000	16,244,000
Amortization of intangible assets	34,943,000	17,370,000	39,824,000	34,378,000	96,359,000	151,752,000
Impairment of goodwill and intangible assets		332,376,000		332,376,000	440,598,000	16,094,000
Restructuring	537,000	370,000	4,341,000	1,179,000	1,900,000	2,073,000
Total operating expenses	119,404,000	456,074,000
Loss from operations	(27,703,000)	(337,745,000)	(99,172,000)	(329,810,000)	(403,216,000)	6,654,000
Other income (expense), net	(352,000)	910,000	3,452,000	1,273,000	(1,058,000)	(3,340,000)
Interest income	10,000	19,000	24,000	105,000	306,000	687,000
Interest expense, net	(11,449,000)	(105,978,000)	(19,960,000)	(168,341,000)	(429,963,000)	(396,529,000)
Loss before benefit from income taxes	(39,494,000)	(442,794,000)	(115,656,000)	2,832,467,000	(837,993,000)	(394,812,000)
Benefit from income taxes	(2,089,000)	(8,891,000)	21,934,000	(68,455,000)	(11,212,000)	(5,027,000)
Net income (loss)	$ (37,405,000)	$ (433,903,000)	(93,722,000)	$ 2,764,012,000	$ (849,205,000)	$ (399,839,000)
Loss per share:
Basic and diluted net loss per share, Non-redeemable common stock		$ (4,334.70)		$ 27,612.51	$ (8,483.57)	$ (3,994.40)
Weighted average common share outstanding:
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		100		100	100	100
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class A Common Stock [Member]
Operating expenses:
Net income (loss)			$ (89,973,000)
Loss per share:
Basic and diluted net loss per share, Non-redeemable common stock			$ (24.97)
Weighted average common share outstanding:
Basic and diluted weighted average shares outstanding, Non-redeemable common stock			3,840
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class B Common Stock [Member]
Operating expenses:
Net income (loss)			$ (3,749,000)
Loss per share:
Basic and diluted net loss per share, Non-redeemable common stock			$ 13.44
Weighted average common share outstanding:
Basic and diluted weighted average shares outstanding, Non-redeemable common stock			160
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class A and B
Loss per share:
Basic and diluted net loss per share, Non-redeemable common stock	$ (9.35)
Weighted average common share outstanding:
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,000